COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Company is subject to various commitments and contingencies arising in the ordinary course of business. The following discussion summarizes the Company’s significant commitments and contingencies as of June 30, 2026.

At June 30, 2026, the Company and its subsidiaries operate offices across multiple jurisdictions. Leases that qualify under ASC 842 are recognized on the consolidated balance sheet as Right-of-Use (“ROU”) assets and corresponding lease liabilities. At June 30, 2026, the ROU asset was $766,338, current operating lease liabilities were $143,802, and non-current operating lease liabilities were $338,253, compared to $811,038, $165,692, and $364,655, respectively, at December 31, 2025. The weighted-average discount rate for qualifying operating leases was approximately 5.5%. Service contracts and month-to-month arrangements that do not qualify as leases under ASC 842 are expensed as incurred and included in General and Administrative expenses.

Office Facility and Other Operating Leases

Irvine, California, USA (Company’s Headquarters)

Effective October 29, 2019, to the present, the Company holds a coworking membership for office space at 200 Spectrum Center Drive, Suite 300, Irvine, CA 92618, on a month-to-month basis. The membership provides access to shared office and meeting facilities on an as-needed basis rather than a dedicated, exclusively controlled space. The Company may terminate the agreement by delivering an exit form at least one calendar month prior to the intended termination month. The monthly membership fee is $95. This agreement is classified as a service contract rather than a lease under ASC 842, and payments are recognized as operating expenses.

Brisbane, Australia (ADS Office)

Effective January 1, 2024, to the present, ADS holds a coworking membership for office space at Level 38/71 Eagle St, Brisbane City, QLD 4000, Australia, on a month-to-month basis. The membership provides access to shared office and meeting facilities on an as-needed basis rather than a dedicated, exclusively controlled space. The monthly membership fee is approximately $125. This agreement is classified as a service contract rather than a lease under ASC 842, and payments are recognized as operating expenses.

Limassol, Cyprus Lease (Company’s Executive Rental)

From July 2023 to the present, the Company has leased office and residential space in the Limassol District, Cyprus, from an unrelated party, at a monthly rent of approximately $3,500, included in General and Administrative expenses. This agreement is classified as a residential rental contract rather than a commercial lease and does not create an ROU asset under ASC 842. The leased premises comprise approximately 158 square meters (approximately 1,700 square feet), of which approximately 46 square meters (approximately 500 square feet) is designated for office use and the remaining approximately 112 square meters (approximately 1,200 square feet) serves as the residence of a Company executive.

Limassol, Cyprus Lease, Europe (ATECH Office)

Effective August 26, 2024, T.I.C.G. Integrated Solutions Ltd. (formerly Alchemytech Ltd.) (“ATECH”) entered into a Sublease Agreement for office premises located at 10A-10C Eleftheriou Venizelou Street, Limassol, Cyprus, with Aldeon Property Partners Ltd. as Sublessor, and FDCTech, Inc. acting as Guarantor. The leased premises are designated strictly for office use. The lease term is twenty-four (24) months, commencing November 1, 2024, and expiring October 31, 2026, with options to extend for up to two additional two-year terms. Monthly rent is €8,000 (approximately $8,600) plus VAT, for a total lease commitment of €192,000. Each option period is exercisable on three months’ written notice, and the sublease provides for the monthly rent to increase by up to five percent (5%), rounded up to the nearest €50, during each option period. The Company paid a deposit of €16,000, equal to two months’ rent. This agreement qualifies as a lease under ASC 842, and the Company has recognized an ROU asset and corresponding lease liability on its consolidated balance sheet. The leased premises comprise approximately 2,624 square feet. On July 30, 2026, the parties executed a First Addendum exercising the first renewal option, extending the sublease for a further two-year period commencing November 1, 2026 and expiring October 31, 2028, with monthly rent remaining at €8,000 plus VAT and aggregate rent for the renewal period of €192,000 plus VAT; the rent increase contemplated by the sublease for the option period was not applied. Because the addendum was executed after June 30, 2026, it is a non-recognized subsequent event under ASC 855-10, and the right-of-use asset and lease liability at June 30, 2026 do not reflect the renewal term.

NOTE 8. COMMITMENTS AND CONTINGENCIES (continued)

St. Julian, Malta (AML Office)

Effective July 11, 2024, to the present, AML leases office space with Regus Malta at Portomaso Business Centre, Portomaso, St. Julian, PTM01, Malta, on a month-to-month basis. The monthly membership fee is €1,659. This agreement is classified as a service contract rather than a lease under ASC 842, and payments are recognized as operating expenses. The allocated workspace comprises approximately 338 square feet.

London, United Kingdom (APL Office)

Effective December 20, 2024, Alchemy Prime Limited (“APL”) entered into a lease agreement for office space at the Fifth Floor, 142 Central Street, Clerkenwell, London, EC1V 8AR, with Agop Tanielian and Hourig Mercedes Tanielian as landlords. The lease has a fixed term of five years, expiring in 2029, with an annual rent of £112,500 (approximately $12,000 per month), payable in quarterly installments. The lease includes a Break Clause exercisable on or after 2026, subject to four months’ prior written notice. APL is liable for service charges, insurance rent, and reinstatement obligations upon termination. This agreement qualifies as a lease under ASC 842, and the Company has recognized an ROU asset and corresponding lease liability on its consolidated balance sheet. The leased premises comprise approximately 3,750 square feet.

The total rental payment for the period ending June 30, 2026, was $83,753. Rental expenses for all operating leases and service contracts are included in General and Administrative expenses.

Terminated Leases

Limassol, Cyprus (Ecastica). From October 2023 to August 2024, the Company leased office space in the Limassol District, Cyprus, for the intended establishment of ATECH. The monthly rent was approximately $1,000, and the down payment was approximately $6,300, included in General and Administrative expenses. The lease was terminated in August 2024.

Chelyabinsk, Russia. From April 2019 to August 2022, the Company leased office space in Chelyabinsk, Russia, at $500 per month for software development and technical support. The Company closed its Russian offices in August 2022 and relocated the team to Turkey, and subsequently to Kazakhstan in April 2023. This lease has been fully terminated.

Tel Aviv, Israel (AML Sales Office). From July 1, 2023 to June 30, 2026, AML held a service agreement with Mindspace Ltd. for office space and related services at Menachem Begin 11, Ramat Gan, Israel, on a monthly auto-renewing basis. The monthly fee was $4,500 (including VAT). Mindspace retained discretion over space allocation and could relocate AML within the premises upon prior notice, and AML did not have exclusive control over a specific unit. This agreement did not create a lease under ASC 842 and was accounted for as a service contract, with payments recognized as operating expenses. The Company terminated this agreement effective June 30, 2026, due to geopolitical conditions, and relocated all sales activities to the ATECH office in Limassol, Cyprus.

Employment Agreement

The Company compensates its key executives as independent contractors. Eaglstein and Firoz commit one hundred percent (100%) of their time to the Company. The Company has not formalized performance bonuses or other incentive plans. Each executive is paid at the beginning of each month. From September 2018 through September 30, 2020, the Company paid monthly compensation of $5,000 to its CEO and CFO, respectively. Effective October 1, 2020, the Company increased the monthly compensation to $12,000. Effective January 1, 2023, the Company pays $15,000 monthly to its CEO and CFO (see Note 5, Related Party Transactions – Accrued Expenses to Related Parties).

The Company is not currently a party to any formal employment agreement and has no compensation agreement with any officer or director. The Company plans to enter into employment agreements with its officers in connection with the planned uplisting to a senior national securities exchange. For additional information regarding executive compensation, refer to Item 11 (Executive Compensation) of the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2025, as most recently amended by Amendment No. 4 on Form 10-K/A filed with the SEC on July 1, 2026.

Accrued Interest

At June 30, 2026, and December 31, 2025, the cumulative accrued interest for the SBA loan and other non-current loans was $39,609 and $42,396, respectively.

NOTE 8. COMMITMENTS AND CONTINGENCIES (continued)

Pending Litigation

The Company and its subsidiaries are involved in the following legal proceedings:

Asher Alkoby, et al. v. FDCTech

This action is pending in the London Circuit Commercial Court under Claim Number LM-2024-000330, filed December 9, 2024. The claimants are Asher Alkoby and other former shareholders of Alchemy Markets Ltd. (“AML”), a Malta-incorporated broker that the Company purchased in June 2023. Following completion of the acquisition, the Company discovered that in 2019, the target company had anti-money laundering deficiencies and was fined by the Financial Intelligence Analysis Unit. An external audit also revealed that the previous shareholders had taken loans from the company that were never repaid, resulting in net capital being lower than disclosed during negotiations. Based on these findings, FDCTech withheld the final payment to the sellers.

The claimants are seeking approximately $1.02 million in amounts they allege are owing under the Share Sale Agreement, which they are seeking to rectify to make it legally enforceable. The Company has counterclaimed for a declaration that the Share Sale Agreement is ineffective and unenforceable and seeks repayment of $915,000 paid to the sellers. On October 17, 2025, the Court granted the claimants permission to amend their claim to include a third claimant. The Company has prepared an Amended Defense and Counterclaim through Counsel, which was served on May 9, 2025. A Costs and Case Management Conference took place on November 17, 2025. The trial is currently scheduled to take place in November 2026.

FDCTech, Inc. v. Intelligenceline.com, Fintelegram.com, et al.

This action is pending in the Superior Court of California, County of Orange. FDCTech alleges that the defendants, through their websites Intelligenceline.com, Fintelegram.com, and Criticalintel.com, published false and defamatory statements accusing the Company of fraud, illegal conduct, and regulatory violations. The Company claims these statements have caused significant reputational and financial harm, including lost business opportunities, and further alleges that the defendants engaged in an extortion scheme by demanding payment for the removal of defamatory content. The complaint asserts claims for defamation per se, defamation per quod, trade libel, and false light, seeking damages and injunctive relief. The complaint was filed in 2025 but had not yet been served as of December 31, 2025. A hearing took place on December 15, 2025, on the Company’s motion. Following the hearing, the court instructed FDCTech to conduct an adequate investigation as to the beneficial owner of Intelligenceline.com. FDCTech conducted the investigation and presented its findings during the management conference held on April 20, 2026. FDCTech is currently awaiting the court’s final judgment based on the outcome of the investigation.

Alchemy Markets Ltd. v. Il-Korp għall-Analizi ta’ Informazzjoni Finanzjarja (Ref: 104/2023)

This appeal is pending before the Court of Appeal (Inferior Jurisdiction) in Malta. On September 23, 2023, the Financial Intelligence Analysis Unit (“FIAU”) imposed an administrative penalty of €419,997 and a follow-up directive on Alchemy Markets Ltd. (formerly NSFX Limited), a subsidiary of the Company, based on a compliance examination conducted between November 25, 2019, and December 5, 2019. The examination occurred approximately four years prior to the decision and under different ownership and control of the subsidiary. The Company filed this appeal on October 19, 2023, challenging the decision-making process and the law on which it was based, asserting that the penalty is arbitrary and excessive. The Company seeks to overturn the administrative penalty and the follow-up directive imposed by FIAU. On October 24, 2025, a hearing was held for the Company to continue presenting evidence. The matter is in the evidentiary production stage pertaining to the Company as appellant. On July 17, 2026, a further hearing was held before Madam Justice Rachel Montebello for the FIAU to cross-examine the Company’s witnesses, following which the matter is to be adjourned for final legal submissions.

Alchemy Markets Ltd. v. L-Avukat tal-Istat u Il-Korp għall-Analizi ta’ Informazzjoni Finanzjarja (Ref: 159/2024)

This constitutional challenge is pending before the First Hall Civil Court (Constitutional Jurisdiction) in Malta and relates to the same September 23, 2023, FIAU decision described above. The Company filed this application on April 2, 2024, challenging: (i) the composition of the FIAU and its enabling law; (ii) the decision-making processes which allegedly breach the Company’s fundamental human right to a fair hearing; and (iii) that, given the penal nature of the penalty and in alleged breach of the Constitution of Malta, the Company was not adjudged by an independent court. The Company requests the Constitutional Court to set aside the FIAU decision in its entirety. A first procedural hearing took place on May 7, 2024, and the Company has brought its evidence in support of the claim. The First Hall Civil Court (Constitutional Jurisdiction) has, in various instances, pronounced that administrative penalties imposed by the FIAU are more akin to penal sanctions and that subject persons should be afforded the full rights of an accused under criminal law, consistently quashing FIAU decisions on this basis. On April 14, 2026, the Company submitted its final submissions before the Court. On July 12, 2026, the First Hall Civil Court (Constitutional Jurisdiction) delivered its judgment rejecting the Company’s constitutional claims and determining that the FIAU decision did not breach the Company’s right to a fair hearing. Under Maltese law, the Company had the right to appeal the judgment within twenty statutory running days from the date of judgment, and the Company filed its appeal in late July 2026. The related appeal before the Court of Appeal (Inferior Jurisdiction) described above remains pending. No amount has been accrued in respect of the administrative penalty, as the Company continues to contest the matter and a loss is not considered probable and reasonably estimable at this time.

The Company believes it has meritorious defenses and counterclaims in all of the above matters and intends to defend them vigorously. However, litigation is inherently uncertain, and the Company cannot predict the outcome of these proceedings with certainty. Management is unaware of any other actions, suits, investigations, or proceedings (public or private) pending or threatened against or affecting the Company, its subsidiaries, or any of their respective assets, other than those described above and other than ordinary routine litigation incidental to the business.

Tax Compliance Matters

From its inception to the present, the Company’s officers have been paid as independent contractors. As of June 30, 2026, the Company believes payroll tax liabilities are not material. The Company’s federal taxes are compliant with Internal Revenue Service regulations.

NOTE 10. COMMITMENTS AND CONTINGENCIES

Office Facility and Other Operating Leases

At December 31, 2025, the Company and its subsidiaries operate offices across multiple jurisdictions. Leases that qualify under ASC 842 are recognized on the consolidated balance sheet as Right-of-Use (“ROU”) assets and corresponding lease liabilities. At December 31, 2025, the ROU asset was $811,038, current operating lease liabilities were $165,692, and non-current operating lease liabilities were $364,655. The weighted-average remaining lease term for qualifying operating leases was approximately 1.1 years, and the weighted-average discount rate was approximately 5.5%. Service contracts and month-to-month arrangements that do not qualify as leases under ASC 842 are expensed as incurred and included in General and Administrative expenses.

Irvine, California, USA (Company Headquarters)

Effective October 29, 2019, to the present, the Company leases office space at 200 Spectrum Center Drive, Suite 300, Irvine, CA 92618, on a month-to-month basis. The Company may terminate the agreement by delivering an exit form at least one calendar month prior to the intended termination month. The monthly membership fee is $95. This agreement is classified as a service contract rather than a lease under ASC 842, and payments are recognized as operating expenses.

Brisbane, Australia (ADS Office)

Effective January 1, 2024, to the present, ADS leases office space at Level 38/71 Eagle St, Brisbane City, QLD 4000, Australia, on a month-to-month basis. The monthly membership fee is approximately $125. This agreement is classified as a service contract rather than a lease under ASC 842, and payments are recognized as operating expenses.

Limassol, Cyprus (Company’s Executive Rental)

From July 2023 to the present, the Company has leased office and residential space in the Limassol District, Cyprus, from an unrelated party, at a monthly rent of approximately $3,500, included in General and Administrative expenses. This agreement is classified as a residential rental contract rather than a commercial lease and does not create an ROU asset under ASC 842.

Limassol, Cyprus (ATECH Office)

Effective August 26, 2024, AlchemyTech Ltd. (“ATECH”) entered into a Sublease Agreement for office premises located at 10A-10C Eleftheriou Venizelou Street, Limassol, Cyprus, with Aldeon Property Partners Ltd. as Sublessor, and FDCTech, Inc. acting as Guarantor. The lease term is twenty-four (24) months, commencing October 1, 2024, and expiring September 30, 2026, with an option to extend for up to two additional two-year terms at a 5% rent increase per renewal period. Monthly rent is €8,000 (approximately $8,600) plus VAT, for a total lease commitment of €192,000. This agreement qualifies as a lease under ASC 842, and the Company has recognized an ROU asset and corresponding lease liability on its consolidated balance sheet.

St. Julian, Malta (AML Office)

Effective July 11, 2024, to the present, AML leases office space with Regus Malta at Portomaso Business Centre, Portomaso, St. Julian, PTM01, Malta, on a month-to-month basis. The monthly membership fee is €1,659. This agreement is classified as a service contract rather than a lease under ASC 842, and payments are recognized as operating expenses.

NOTE 10. COMMITMENTS AND CONTINGENCIES (continued)

Tel Aviv, Israel (AML Sales Office)

Effective July 1, 2023, AML entered into a service agreement with Mindspace Ltd. for office space and related services at Menachem Begin 11, Ramat Gan, Israel, on a monthly auto-renewing basis. The monthly fee is $4,500 (including VAT), with a security deposit of $6,300. AML does not have exclusive control over a specific unit. This agreement does not create a lease under ASC 842 and is accounted for as a service contract.

London, United Kingdom (APL Office)

Effective December 20, 2024, Alchemy Prime Limited (“APL”) entered into a lease agreement for office space at the Fifth Floor, 142 Central Street, Clerkenwell, London, EC1V 8AR, with Agop Tanielian and Hourig Mercedes Tanielian as landlords. The lease has a fixed term of five years, expiring in 2029, with an annual rent of £112,500 (approximately $12,000 per month), payable in quarterly installments. The lease includes a Break Clause exercisable on or after 2026, subject to four months’ prior written notice. APL is liable for service charges, insurance rent, and reinstatement obligations upon termination. This agreement qualifies as a lease under ASC 842, and the Company has recognized an ROU asset and corresponding lease liability on its consolidated balance sheet.

Terminated Leases

Limassol, Cyprus (Ecastica)

From October 2023 to August 2024, the Company leased office space in the Limassol District, Cyprus, for the intended establishment of AlchemyTech Ltd. The monthly rent was approximately $1,000, and the down payment was approximately $6,300, included in General and Administrative expenses. The lease was terminated in August 2024.

Chelyabinsk, Russia

From April 2019 to August 2022, the Company leased office space in Chelyabinsk, Russia, at $500 per month for software development and technical support. The Company closed its Russian offices in August 2022 and relocated the team to Turkey, and subsequently to Kazakhstan in April 2023. This lease has been fully terminated.

Rental expenses for all operating leases and service contracts are included in General and Administrative expenses.

Employment Agreement

The Company compensates its key executives as independent contractors. Eaglstein, Firoz, and Platt commit one hundred percent (100%) of their time to the Company. The Company has not formalized performance bonuses or other incentive plans. Each executive is paid at the beginning of each month. From September 2018 through September 30, 2020, the Company paid monthly compensation of $5,000 to its CEO and CFO, respectively. Effective October 1, 2020, the Company increased the monthly compensation to $12,000. Effective January 1, 2023, the Company pays $15,000 monthly to its CEO and CFO.

The Company is not currently a party to any formal employment agreement and has no compensation agreement with any officer or director. The Company plans to enter into employment agreements with its officers in connection with the planned uplisting to a senior national securities exchange.

Accrued Interest

At December 31, 2025, and December 31, 2024, the cumulative accrued interest on SBA and other loans, classified as non-current on the consolidated balance sheet, was $42,396 and $70,493, respectively.

Legal Proceedings

The Company discloses a loss contingency if there is at least a reasonable possibility that a material loss has been incurred. The Company records its best estimate of a loss related to pending legal proceedings when the loss is probable, and the amount can be reasonably estimated. When the Company can only reasonably estimate a range of losses with no best estimate, it records the minimum estimated liability. As additional information becomes available, the Company reassesses the potential liability related to pending legal proceedings, revises its estimates, and updates its disclosures accordingly. Legal costs associated with defending the Company are recorded as expenses when incurred.

NOTE 10. COMMITMENTS AND CONTINGENCIES (continued)

The Company and its subsidiaries are involved in the following legal proceedings:

Asher Alkoby, et al. v. FDCTech

This action is pending in the London Circuit Commercial Court under Claim Number LM-2024-000330 as of December 9, 2024. The claimants are Asher Alkoby and other former shareholders of Alchemy Markets Ltd. (“AML”), a Malta-incorporated broker that FDCTech acquired in June 2023. Following completion of the acquisition, the Company discovered that the target company had anti-money laundering deficiencies in 2019, for which the Financial Intelligence Analysis Unit fined it. An external audit also revealed that prior shareholders had taken loans from the company that were never repaid, resulting in net capital lower than disclosed during negotiations. Based on these findings, FDCTech withheld the final payment to the sellers.

The claimants are seeking approximately $1.02 million, which they allege is owing under the Share Sale Agreement, which they seek to rectify to make it legally enforceable. The Company has counterclaimed for a declaration that the Share Sale Agreement is ineffective and unenforceable and seeks repayment of $915,000 paid to the sellers. On October 17, 2025, the Court granted the claimants permission to amend their claim to include a third claimant. The Company has prepared an Amended Defense and Counterclaim through Counsel, served May 9, 2025. A Costs and Case Management Conference took place on November 17, 2025, with directions given toward a trial scheduled during November 2026.

FDCTech, Inc. v. Intelligenceline.com, Fintelegram.com, et al.

This action is pending in the Superior Court of California, County of Orange. FDCTech alleges that the defendants, through their websites Intelligenceline.com, Fintelegram.com, and Criticalintel.com, published false and defamatory statements accusing the Company of fraud, illegal conduct, and regulatory violations, causing significant reputational and financial harm, including lost business opportunities. FDCTech further alleges that the defendants engaged in an extortion scheme by demanding payment for the removal of defamatory content. The complaint asserts claims for defamation per se, defamation per quod, trade libel, and false light, seeking damages and injunctive relief. The complaint was filed in 2025 and had not yet been served as of December 31, 2025. A hearing took place on December 15, 2025, at which the court instructed FDCTech to conduct further investigation as to the beneficial owner of Intelligenceline.com.

Alchemy Markets Ltd. v. Il-Korp għall-Analizi ta’ Informazzjoni Finanzjarja (Ref: 104/2023)

This appeal is pending before the Court of Appeal (Inferior Jurisdiction) in Malta. On September 23, 2023, the Financial Intelligence Analysis Unit (“FIAU”) imposed an administrative penalty of €419,997 and a follow-up directive on Alchemy Markets Ltd. (formerly NSFX Limited), a subsidiary of the Company, based on a compliance examination conducted between November 25, 2019, and December 5, 2019 — approximately four years prior to the decision and under different ownership and control. The Company filed this appeal on October 19, 2023, challenging the decision-making process, the law on which the penalty was based, and asserting that the penalty is arbitrary and excessive. The case is in the evidentiary production stage. On October 24, 2025, a hearing was held for the Company to present further evidence. An additional hearing has been scheduled for July 31, 2026, for the FIAU to cross-examine the Company’s witnesses before Madam Justice Rachel Montebello, following which the matter will be adjourned for final legal submissions.

Alchemy Markets Ltd. v. L-Avukat tal-Istat u Il-Korp għall-Analizi ta’ Informazzjoni Finanzjarja (Ref: 159/2024)

This constitutional challenge is pending before the First Hall Civil Court (Constitutional Jurisdiction) in Malta and relates to the same September 23, 2023, FIAU decision described above. The Company filed this application on April 2, 2024, challenging: (i) the composition of the FIAU and its enabling legislation; (ii) decision-making processes alleged to breach the Company’s fundamental right to a fair hearing; and (iii) that the penal nature of the penalty was imposed in breach of the Constitution of Malta without adjudication by an independent court. The Company requests the Constitutional Court to set aside the FIAU decision in its entirety. The first procedural hearing took place on May 7, 2024. The First Hall Civil Court (Constitutional Jurisdiction) has, in various instances, pronounced that administrative penalties imposed by the FIAU are more akin to penal sanctions and that subject persons should be afforded the full rights of an accused under criminal law, consistently quashing FIAU decisions on this basis. The case remains pending as of January 21, 2026; the next hearing is set for January 28, 2026.

The Company believes it has meritorious defenses and counterclaims in all of the above matters and intends to defend them vigorously. However, litigation is inherently uncertain, and the Company cannot predict the outcome of these proceedings with certainty. No additional materials are pending legal or governmental proceedings other than ordinary routine litigation incidental to the business.

Tax Compliance Matters

From inception to date, the Company’s officers have been compensated as independent contractors. As a result, as of December 31, 2025, the Company believes payroll tax liabilities are not material. The Company’s federal taxes are compliant with the Internal Revenue Service regulations.